Fees Summary	Sep. 09, 2024 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 970,000.00
Previously Paid Amount	0.00
Total Fee Amount	143.17
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 143.17
Narrative - Max Aggregate Offering Amount | shares	970,000
Final Prospectus	true